financial instruments - Significant unobservable inputs used in the fair value measurement (Details) - CAD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value measurement of assets
Balance of period	$ 56,812		$ 59,613
Virtual power purchase agreements unrealized change in forward element | At fair value
Disclosure of fair value measurement of assets
Included in net income, excluding income taxes	3	$ 2
Included in other comprehensive income, excluding income taxes	(21)	17
Balance of period	$ (46)	$ (19)	$ (28)	$ (38)